Taxes - Schedule of Taxation in Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Hong Kong profits tax provision for the year:
Current	$ 7,920	$ 80,640
Deferred	(57,024)	39,751
Total income tax (benefit) expenses	$ (49,104)	$ 120,391